INCOME TAXES - ADMISSION CALCULATION COMPONENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Federal income taxes paid in prior years recoverable through loss carrybacks	$ 0.0	$ 0.0
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	16.6	14.3
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	16.6	14.3
Adjusted gross deferred tax assets allowed per limitation threshold	37.5	31.1
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	10.1	9.0
Deferred tax assets admitted as the result of application of SSAP 101	26.7	$ 23.3
Change
Federal income taxes paid in prior years recoverable through loss carrybacks	0.0
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	2.3
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	2.3
Adjusted gross deferred tax assets allowed per limitation threshold	6.4
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	1.1
Deferred tax assets admitted as the result of application of SSAP 101	$ 3.4
Ratio percentage used to determine recovery period and threshold limitation amount	748.111%	680.26%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$ 271.1	$ 223.9
Ordinary
Tax Credit Carryforward [Line Items]
Federal income taxes paid in prior years recoverable through loss carrybacks	0.0	0.0
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	16.6	14.3
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	16.6	14.3
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	10.1	9.0
Deferred tax assets admitted as the result of application of SSAP 101	26.7	23.3
Change
Federal income taxes paid in prior years recoverable through loss carrybacks	0.0
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	2.3
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	2.3
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	1.1
Deferred tax assets admitted as the result of application of SSAP 101	3.4
Capital
Tax Credit Carryforward [Line Items]
Federal income taxes paid in prior years recoverable through loss carrybacks	0.0	0.0
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	0.0	0.0
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	0.0	0.0
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	0.0	0.0
Deferred tax assets admitted as the result of application of SSAP 101	0.0	$ 0.0
Change
Federal income taxes paid in prior years recoverable through loss carrybacks	0.0
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets after application of the threshold limitation:	0.0
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	0.0
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities	0.0
Deferred tax assets admitted as the result of application of SSAP 101	$ 0.0